Investment Strategy - Main BuyWrite ETF	Aug. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests in domestic and international exchange-traded funds (ETFs) to provide investors with sustained exposure to domestic and foreign equity markets over time. The Fund also uses the Adviser’s “BuyWrite” strategy, an investment strategy of writing (selling) call options on a security owned by the Fund to generate additional returns from the option premium. The Fund also seeks returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Equity Strategy

The Adviser believes that, over time, asset allocation is more determinative than individual security selection in limiting the variability inherent in equity security investing. Accordingly, the Adviser, when investing in ETFs, focuses its research primarily on asset allocation to identify undervalued asset classes and catalysts that could lead to near-term price appreciation by carefully reviewing:

●	the sector (industries sharing common characteristics; e.g., financials),

●	sub-sector (a more specialized, narrow category within a sector; e.g., financials), and

●	capitalization (the measure of a company’s size as determined by its current share price multiplied by the number of shares of the company’s outstanding stock) in the Fund’s portfolio.

The Adviser seeks to create a diversified portfolio to avoid allocations of more than 50% to any one particular market segment.

Developing Strategic Targets. The Adviser determines the Fund’s target allocations by:

●	analyzing global macroeconomic and capital market fundamentals over a 12-18 month time horizon and

●	formulating strategic targets for allocations.

Identifying the Appropriate ETFs. After developing the strategic targets, the Adviser uses a combination of bottom-up fundamental valuations (e.g., price to book, price to earnings, and price to sales ratios) and top-down macroeconomic data points to identify the most appropriate fixed income and equity ETFs, without restriction as to geography or market capitalization, to implement strategic asset allocation and express sector views by evaluating various factors in the respective ETFs. The Fund will generally hold between 4-10 ETFs, but that number will change in different market conditions. Based on the Adviser’s analysis, the ETFs held by the Fund may, at certain times, be in one particular sector, but the ETF will not concentrate in any one particular industry.

Option Strategy

The Fund pursues its objective by employing an option strategy of writing (selling) covered call or index based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

●	covered call options or index based options on equity based ETFs held in the Fund’s portfolio and

●	cash secured put options against cash balances in the Fund.

The Fund may not sell “naked” put or call options, i.e., equity options representing more shares of an ETF than the Fund has cash on hand and available to purchase index options greater than the value of the underlying security. The Fund may buy a call option and sell a put option at the same specified exercise or “strike” price, creating a synthetic long position. A call option will not be deemed “naked” if there is an offsetting synthetic long position in the underlying security.

Stock index options are put options and call options on various stock indices. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.

The option holder exercising the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market value of the stocks included in the index. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise price by or before the contract’s expiration. A put option on a security is a contract that gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price. The writer of an option on a security has the obligation upon exercise of the option to purchase the underlying security at the exercise price. The Adviser’s option strategy typically targets one-month options. Options of any exercise price or maturity may be utilized.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.